INCOME TAX (Details 4) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Local Subsidiaries [Member]
Disclosure Of Income Tax [Line Items]
Temporary differences	$ (442,739)	$ (4,547,635)
Foreign Subsidiaries [Member]
Disclosure Of Income Tax [Line Items]
Temporary differences	$ (1,043,724)	$ (4,533,672)